Other Liabilities	12 Months Ended
Mar. 31, 2014
Other Liabilities Disclosure [Abstract]
Other Liabilities

NOTE 12: — OTHER LIABILITIES

a.	Other current liabilities:

	March 31,
	2014	2013
Returns reserve	$64,144	$49,701
Due to customers	10,702	497
Employees and payroll accruals	19,498	16,667
Deferred revenue	19,917	351
Medicaid and indirect rebates	32,484	27,200
Accrued income taxes	27,090	20,055
Legal and audit fees	496	1,206
Settlements and loss contingencies	26,540	30,000
Accrued expenses	9,702	7,682
Interest payable	256	458
Deferred taxes	343	326
Derivative instruments	3,213	1,318
Other royalties	2,321	3,488
Other	3,829	2,865

	$220,535	$161,814

b.	Other long-term liabilities:

	March 31,
	2014	2013
Accrued severance pay	$1,990	$2,730
Interest rate swap	802	1,206
Accrued taxes	60	60

	$2,852	$3,996